UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-10399
                 ----------------------------------------------

                             HENDERSON GLOBAL FUNDS
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      737 NORTH MICHIGAN AVENUE, SUITE 1950
                             CHICAGO, ILLINOIS 60611
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

   (Name and Address of Agent for Service)                 Copy to:

     CHRISTOPHER K. YARBROUGH                         CATHY G. O'KELLY
    737 NORTH MICHIGAN AVENUE,               VEDDER, PRICE, KAUFMAN & KAMMHOLZ
            SUITE 1700                            222 NORTH LASALLE STREET
     CHICAGO, ILLINOIS 60611                      CHICAGO, ILLINOIS 60601

       Registrant's telephone number, including area code: (312) 397-1122


Date of fiscal year end:  July 31

Date of reporting period:  April 30, 2008

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
EUROPEAN FOCUS FUND
APRIL 30, 2008



                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 98.92%
               AUSTRALIA - 3.47%
   28,125,000  Centamin Egypt, Ltd. *     $  37,072,969
    4,000,000  Centamin Egypt, Ltd. *         5,322,212
                                          --------------
                                             42,395,181
                                          --------------
               AUSTRIA - 0.37%
       76,000  Andritz AG                     4,534,280
                                          --------------
               BAHRAIN - 3.12%
      990,000  Gulf Finance House E.C.,
               GDR, (a)                      38,115,000
                                          --------------
               BELGIUM - 1.99%
      900,000  Fortis                        24,408,183
                                          --------------
               CANADA - 3.47%
    3,818,947  European Goldfields, Ltd.
               *                             19,582,812
    3,250,000  Lundin Mining Corp. *         22,870,459
                                          --------------
                                             42,453,271
                                          --------------
               CYPRUS - 2.95%
    1,400,000  AFI Development plc,
               GDR * (b) (c)                 10,122,000
    8,100,000  Urals Energy Public Co.,
               Ltd. *                        25,996,526
                                          --------------
                                             36,118,526
                                          --------------
               FRANCE - 7.12%
      350,000  Cap Gemini S.A.               21,228,327
      835,149  Rhodia S.A. *                 17,369,507
      149,411  Schneider Electric S.A.       18,275,454
      745,000  Vivendi S.A. *                30,256,799
                                          --------------
                                             87,130,087
                                          --------------
               GERMANY - 8.25%
      230,000  Beiersdorf AG *               19,595,868
      198,140  Continental AG                23,252,291
      522,000  Gerresheimer AG *             29,167,606
      120,000  RWE AG                        13,803,235
      299,398  SAP AG                        15,105,694
                                          --------------
                                            100,924,694
                                          --------------
               GREECE - 2.88%
      850,000  Marfin Investment Group
               S.A. *                         7,498,632
      200,000  National Bank of Greece
               S.A.                          11,087,737
    1,000,000  Sidenor S.A.                  16,599,183
                                          --------------
                                             35,185,552
                                          --------------
               IRELAND - 2.17%
      700,000  CRH plc                       26,511,079
                                          --------------


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

               ITALY - 1.70%
      800,000  Azimut Holding SpA         $   8,754,632
    3,500,000  Parmalat SpA                  11,985,741
                                          --------------
                                             20,740,373
                                          --------------
               LUXEMBOURG - 0.65%
    2,016,000  GlobeOp Financial
               Services *                     7,936,661
                                          --------------
               NETHERLANDS - 7.76%
      410,333  A&D Pharma Holding N.V.,
               GDR                            4,164,647
      340,000  Akzo Nobel N.V.               28,819,519
      487,976  AMTEL Vredestein N.V.,
               GDR *                            927,154
      150,000  ArcelorMittal                 13,257,458
      352,420  ArcelorMittal                 31,105,432
       50,000  Ballast Nedam N.V.             1,883,523
    1,200,000  Wavin N.V.                    14,791,218
                                          --------------
                                             94,948,951
                                          --------------
               NORWAY - 1.73%
      700,000  SeaDrill, Ltd.                21,172,323
                                          --------------
               PORTUGAL - 1.48%
      750,000  Galp Energia, SGPS, S.A.,
               B Shares                      18,104,325
                                          --------------
               RUSSIA - 3.47%
      800,000  OAO Gazprom, ADS              42,473,390
                                          --------------
               SPAIN - 2.50%
      350,000  Industria de Diseno
               Textil S.A.                   19,128,485
    1,743,966  Realia Business S.A.          11,446,210
                                          --------------
                                             30,574,695
                                          --------------
               SWEDEN - 3.99%
    3,500,000  Lundin Petroleum AB *         48,866,081
                                          --------------
               SWITZERLAND - 6.14%
      220,000  Compagnie Financiere
               Richemont AG                  13,359,940
       18,000  Givaudan S.A.                 18,181,448
    1,558,649  Temenos Group AG *            43,544,286
                                          --------------
                                             75,085,674
                                          --------------
               TURKEY - 2.72%
    1,500,000  Turkcell Iletisim Hizmet
               AS *                          12,067,669
    3,700,000  Turkiye Halk Bankasi A.S. *   21,152,103
                                          --------------
                                             33,219,772
                                          --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
EUROPEAN FOCUS FUND
APRIL 30, 2008 (CONTINUED)


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

               UNITED ARAB EMIRATES - 2.28%
    3,820,139  Kingdom Hotel
               Investments, GDR *         $  27,887,015
                                          --------------
               UNITED KINGDOM - 27.44%
    1,900,000  Aero Inventory plc            21,684,628
    4,725,000  Afren plc *                   14,807,659
    2,500,000  Ashmore Group plc             14,144,588
   11,500,000  Ashtead Group plc             13,720,899
      763,158  BlueBay Asset
               Management plc                 4,887,017
      903,876  Bovis Homes Group plc          8,298,566
   20,000,000  Corporate Services
               Group plc *                      574,699
      750,000  Dana Petroleum plc *          25,839,188
    6,500,000  Debenhams plc                  8,223,901
    1,103,198  Eurasian Natural
               Resources Corp. *             26,164,680
    3,000,000  Evolution Group plc            6,100,711
      300,000  Gem Diamonds, Ltd. *           6,372,017
    1,656,582  Hochschild Mining plc         12,306,975
    4,493,021  Hogg Robinson Group plc        3,513,510
    1,661,356  Informa plc                   11,331,738
      875,000  Investec plc                   6,191,541
    2,700,000  IP Group plc *                 5,603,764
    5,000,000  Juridica Investments,
               Ltd. *                        10,786,532
      900,100  Kazakhmys plc                 28,025,907
    2,000,000  Lancashire Holdings, Ltd.     12,101,952
      250,000  NDS Group plc, ADR *          12,862,500
    1,825,000  Prosperity Minerals
               Holdings, Ltd.                 4,990,078
    2,366,187  Regal Petroleum plc *          7,632,849
    6,070,333  Sports Direct
               International                 14,078,231
    7,500,000  Tau Capital plc *              6,675,000
    3,119,625  Taylor Wimpey plc              7,908,225
    1,500,000  Tullow Oil plc                22,546,508
      235,161  Xstrata plc                   18,265,545
                                          --------------
                                            335,639,408
                                          --------------
               UNITED STATES - 1.27%
    1,200,000  Virgin Media, Inc.            15,480,000
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $1,113,146,906)    $ 1,209,904,521
                                        ----------------

SHORT TERM INVESTMENT - 0.38%
    4,587,558  Fidelity Institutional
               Treasury Portfolio             4,587,558
                                        ----------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $4,587,558)              4,587,558
                                        ----------------
TOTAL INVESTMENTS - 99.30%
               (Cost $1,117,734,464)      1,214,492,079
                                        ----------------
NET OTHER ASSETS AND LIABILITIES -
  0.70%                                       8,603,396
                                        ----------------
TOTAL NET ASSETS - 100.00%              $ 1,223,095,475
                                        ================

        *  Non income producing security
      (a)  Restricted security.
      (b) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
      (c) Fair valued at April 30, 2008 as determined in good faith using procedures approved by the Trustees of the Trust
      ADR  American Depository Receipt
      GDR  Global Depository Receipts


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS
PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)



EUROPEAN FOCUS FUND
APRIL 30, 2008 (CONTINUED)

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                              % OF NET
A PERCENTAGE OF NET ASSETS:                              ASSETS
---------------------------------------------------------------
Oil & Gas Exploration & Products                         11.91%
Diversified Metal & Mining                                7.79
Gold                                                      5.07
Steel                                                     4.98
Integrated Oil & Gas                                      4.95
Investment Banking & Brokerage                            4.23
Real Estate Management & Development                      4.04
Systems Software                                          3.56
Asset Management & Custody Banks                          3.28
Specialty Chemicals                                       2.91
Trading Company & Distribution                            2.89
Other Diversified Financial Services                      2.64
Diversified Banks                                         2.64
Construction Materials                                    2.58
Movies & Entertainment                                    2.47
Life Sciences Tools & Services                            2.38
Diversified Chemicals                                     2.36
Application Software                                      2.29
Tires & Rubber                                            1.98
IT Consulting & Other Services                            1.74
Oil & Gas Drilling                                        1.73
Personal Products                                         1.60
Apparel Retail                                            1.56
Precious Metal & Mineral                                  1.53
Electric Components & Equipment                           1.49
Construction & Engineering                                1.36
Homebuilding                                              1.32
Broadcasting & Cable TV                                   1.27
Industrial Conglomerates                                  1.22
Specialty Stores                                          1.15
Multi-Utilities                                           1.13
Apparel, Accessories & Luxury Goods                       1.09
Reinsurance                                               0.99
Wireless Telecommunication Services                       0.99
Packaged Foods & Meats                                    0.98
Publishing                                                0.93
Department Stores                                         0.67
Diversified Capital Markets                               0.51
Industrial Machinery                                      0.37
Diversified Commercial & Professional Services            0.29
Human Resources & Employment Services                     0.05
                                                  -------------
Long Term Investments                                    98.92
Short Term Investment                                     0.38
                                                  -------------
Total Investments                                        99.30
Net Other Assets and Liabilities                          0.70
                                                  -------------
                                                        100.00%
                                                  =============


                      See Notes to Financial Statements.

HENDERSON EUROPEAN FOCUS FUND
NOTES TO PORTFOLIO OF INVESTMENTS

1. All percentages are based on the net assets of the Henderson European Focus Fund (the "Fund") as of April 30, 2008.

2. Net unrealized appreciation of the Fund's investment securities was $96,757,615 of which $238,488,687 related to appreciated investment securities and $141,731,072 related to depreciated investment securities for the fiscal quarter ended April 30, 2008.

3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

4. The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.

                                Acquistion      Acquistion                  As a % of
     Restricted Security           Date           Cost ($)    Value ($)    Net Assets
     Gulf Finance House E.C.   June 29, 2007    22,500,000   38,115,000          3.12

5. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. At April 30, 2008, the Fund had outstanding forward foreign currency contracts as follows:

                                                                      Unrealized
                           Value date  Local amount  Current value  appreciation
                           -----------------------------------------------------
     Euro short             7/25/2008   100,000,000   $ 98,062,548  $  1,937,452
     British Pound short     7/7/2008    75,000,000     74,703,230       296,770
                                                                    ------------
                                                                    $  2,234,222
                                                                    ============

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL EQUITY INCOME FUND
APRIL 30, 2008

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 90.97%
               AUSTRALIA - 1.51%
      860,000  Transurban Group          $    5,568,829
                                          --------------
               BAHRAIN - 0.21%
       20,298  Gulf Finance House E.C.,
               GDR, (a)                         781,473
                                          --------------
               CYPRUS - 1.31%
      280,000  ProSafe SE                     4,840,277
                                          --------------
               CZECH REPUBLIC - 1.24%
      150,000  Telefonica 02 Czech
               Republic a.s.                  4,594,759
                                          --------------
               FINLAND - 0.24%
       40,000  Elisa Oyj                        896,730
                                          --------------
               FRANCE - 7.76%
      260,000  France Telecom S.A.            8,165,865
       70,000  Sanofi-Aventis                 5,391,818
       55,000  Schneider Electric S.A.        6,727,416
      100,000  Total S.A.                     8,401,781
                                          --------------
                                             28,686,880
                                          --------------
               GERMANY - 8.14%
       80,000  Bayer AG                       6,819,970
      520,000  Deutsche Telekom AG            9,337,459
       90,000  MTU Aero Engines
               Holding AG                     4,119,347
       85,000  RWE AG                         9,777,292
                                          --------------
                                             30,054,068
                                          --------------
               GREECE - 2.21%
       75,000  EFG Eurobank Ergasias          2,319,656
      150,000  OPAP S.A.                      5,850,844
                                          --------------
                                              8,170,500
                                          --------------
               HONG KONG - 0.79%
      620,000  Citic Pacific, Ltd.            2,898,507
                                          --------------
               ITALY - 7.48%
      250,000  Enel SpA                       2,715,260
      250,000  ENI SpA                        9,626,911
      600,000  Intesa Sanpaolo                4,483,123
    2,000,000  Telecom Italia SpA             3,275,889
    1,000,000  UniCredito Italiano SpA        7,544,253
                                          --------------
                                             27,645,436
                                          --------------
               LUXEMBOURG - 1.66%
      250,000  SES                            6,126,582
                                          --------------
               NETHERLANDS - 1.22%
      118,671  ING Groep N.V.                 4,517,683
                                          --------------


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               NEW ZEALAND - 2.11%
    2,638,333  Telecom Corporation of
               New Zealand, Ltd.         $    7,801,494
                                          --------------
               NORWAY - 1.95%
      200,000  StatoilHydro ASA               7,205,421
                                          --------------
               SINGAPORE - 5.11%
    1,100,000  Keppel Corp., Ltd.             8,341,495
    2,200,000  Singapore Press Holdings,
               Ltd.                           7,206,336
    1,400,000  Singapore Technologies
               Engineering, Ltd.              3,339,692
                                          --------------
                                             18,887,523
                                          --------------
               SOUTH AFRICA - 2.05%
      135,000  Impala Platinum Holdings,
               Ltd.                           5,526,655
    1,300,000  Woolworths Holdings, Ltd.      2,049,367
                                          --------------
                                              7,576,022
                                          --------------
               SWEDEN - 1.79%
      225,000  Sandvik AB                     3,459,074
      125,000  Swedbank AB, Class A           3,166,855
                                          --------------
                                              6,625,929
                                          --------------
               TAIWAN - 3.30%
    2,819,764  Taiwan Mobile Co., Ltd.        5,354,264
      281,399  Taiwan Semiconductor
               Manufacturing Co., Ltd.        3,162,925
    1,100,000  U-Ming Marine
               Transport Corp.                3,674,514
                                          --------------
                                             12,191,703
                                          --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL EQUITY INCOME FUND
APRIL 30, 2008 (CONTINUED)

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               UNITED KINGDOM - 28.92%
      420,000  Aviva plc                 $    5,214,976
      200,000  Barclays plc                   1,786,892
      157,000  BP plc                         1,905,603
      500,000  BT Group plc                   2,197,388
      250,000  Cattles plc                    1,181,179
      600,000  DS Smith plc                   1,549,901
      750,000  Electrocomponents plc          2,758,219
      910,000  Friends Provident plc          2,135,864
      550,000  GKN plc                        3,088,159
      315,000  GlaxoSmithKline plc            6,978,125
      100,000  HBOS plc                         922,010
      750,000  Hiscox, Ltd.                   4,604,718
    1,837,176  Kingston Communications
               (Hull) plc                     1,752,357
    3,400,000  Legal & General Group plc      8,514,595
      600,000  Lloyds TSB Group plc           5,096,738
    1,250,000  Marston's plc                  4,917,242
      175,000  National Express Group
               plc                            3,208,866
      400,000  National Grid plc              5,543,034
      750,000  Pearson plc                    9,670,643
      800,000  Premier Farnell plc            2,820,981
      270,000  Provident Financial plc        4,755,702
      620,000  Royal Bank of Scotland
               Group plc                      4,188,593
       89,000  Scottish & Southern
               Energy plc                     2,452,864
    2,980,000  Smiths News plc                6,004,676
      500,000  The Sage Group plc             1,951,834
    1,500,000  Topps Tiles plc                2,845,742
    2,000,000  Vodafone Group plc             6,325,839
      325,000  William Hill plc               2,476,638
                                          --------------
                                            106,849,378
                                          --------------
               UNITED STATES - 11.97%
       70,738  Altria Group, Inc.             1,414,760
      331,600  Atmos Energy Corp.             9,178,688
      130,000  Bemis Co., Inc.                3,419,000
        3,739  Fairpoint Communications,
               Inc.                              34,436
      121,528  H.J. Heinz Co.                 5,715,462
       74,438  Philip Morris
               International, Inc. *          3,798,571
      184,928  Progress Energy, Inc.          7,765,127
       97,912  Reynolds American, Inc.        5,272,561
      198,306  Verizon Communications,
               Inc.                           7,630,815
                                          --------------
                                             44,229,420
                                          --------------

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $353,137,495)        $ 336,148,614
                                          --------------

SHORT TERM INVESTMENT - 6.43%
   23,752,979  Fidelity Institutional
               Treasury Portfolio            23,752,979
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $23,752,979)            23,752,979
                                          --------------
TOTAL INVESTMENTS - 97.40%
               (Cost $376,890,474)          359,901,593
                                          --------------
NET OTHER ASSETS AND LIABILITIES -
  2.60%                                       9,590,604
                                          --------------
TOTAL NET ASSETS - 100.00%                $ 369,492,197
                                          --------------

        *  Non income producing security
      (a)  Restricted Security.
      GDR  Global Depository Receipts


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

GLOBAL EQUITY INCOME FUND
APRIL 30, 2008 (CONTINUED)

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                              % OF NET
A PERCENTAGE OF NET ASSETS:                              ASSETS
---------------------------------------------------------------
Integrated Telecommunication Services                    12.36%
Diversified Banks                                         7.99
Integrated Oil & Gas                                      7.34
Publishing                                                4.57
Multi-Utilities                                           4.15
Electric Utilities                                        3.50
Pharmaceuticals                                           3.35
Wireless Telecommunication Services                       3.16
Industrial Conglomerates                                  3.04
Life & Health Insurance                                   2.88
Tobacco                                                   2.84
Gas Utilities                                             2.48
Casinos & Gaming                                          2.25
Aerospace & Defense                                       2.02
Diversified Chemicals                                     1.85
Electric Components & Equipment                           1.82
Broadcasting & Cable TV                                   1.66
Distributors                                              1.62
Consumer Finance                                          1.61
Packaged Foods & Meats                                    1.55
Technology Distributors                                   1.51
Highways & Rail tracks                                    1.51
Precious Metal & Mineral                                  1.50
Multi-line Insurance                                      1.41
Paper Packaging                                           1.34
Brewers                                                   1.33
Oil & Gas Equipment & Services                            1.31
Property & Casualty Insurance                             1.25
Other Diversified Financial Services                      1.22
Marine                                                    0.99
Industrial Machinery                                      0.94
Railroads                                                 0.87
Semiconductors                                            0.85
Auto Parts & Equipment                                    0.84
Home Improvement Retail                                   0.77
Department Stores                                         0.55
Application Software                                      0.53
Investment Banking & Brokerage                            0.21
                                                  -------------
Long Term Investments                                    90.97
Short Term Investment                                     6.43
                                                  -------------
Total Investments                                        97.40
Net Other Assets and Liabilities                          2.60
                                                  -------------
                                                        100.00%
                                                  =============


                       See Notes to Financial Statements.

HENDERSON GLOBAL EQUITY INCOME FUND
NOTES TO PORTFOLIO OF INVESTMENTS

1. All percentages are based on the net assets of the Henderson Global Equity Income Fund (the "Fund") as of April 30, 2008.

2. Net unrealized depreciation of the Fund's investment securities was $16,988,881 of which $11,877,484 related to appreciated investment securities and $28,866,365 related to depreciated investment securities for the fiscal quarter ended April 30, 2008.

3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

4. The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.

                                   Acquistion      Acquistion                  As a % of
     Restricted Security              Date           Cost ($)    Value ($)    Net Assets
     Gulf Finance House E.C.   September 24, 2007    562,872     781,473            0.21

5. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. At April 30, 2008, the Fund had outstanding forward foreign currency contracts as follows:

                                                                      Unrealized
                           Value date  Local amount  Current value  depreciation
                           -----------------------------------------------------
     British Pound short    7/14/2008    60,000,000   $ 60,544,429  $  (544,529)
                                                                    ------------
                                                                    $  (544,529)
                                                                    ============

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL OPPORTUNITIES FUND
APRIL 30, 2008

                                               VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 92.23%
               AUSTRALIA - 0.45%
       50,000  Babcock & Brown Power     $       89,397
                                          --------------
               BELGIUM - 3.05%
       22,264  Fortis                           605,031
                                          --------------
               CANADA - 1.76%
        6,102  ACE Aviation Holdings,
               Inc., Class A *                  116,635
          164  Aeroplan Income
                  Fund (a) (b) (c)                2,483
          109  Jazz Air Income
                  Fund (a) (b) (c)                  842
        4,577  SNC-Lavalin Group, Inc.          229,555
                                          --------------
                                                349,515
                                          --------------
               CYPRUS - 4.36%
       97,016  Marfin Popular Bank
               Public Co., Ltd. *               865,199
                                          --------------
               GERMANY - 7.10%
        2,093  Bayer AG                         178,427
       10,392  Demag Cranes AG                  574,746
       15,023  Deutsche Post AG                 468,604
        1,594  Siemens AG                       187,954
                                          --------------
                                              1,409,731
                                          --------------
               GREECE - 2.28%
       10,741  Public Power Corp. S.A.          452,598
                                          --------------
               HONG KONG - 1.39%
       46,000  BOC Hong Kong Holdings,
               Ltd.                             119,528
       10,000  Henderson Land
               Development Co., Ltd.             76,349
       32,000  Sino Land Co., Ltd.               80,892
                                          --------------
                                                276,769
                                          --------------
               IRELAND - 2.80%
       14,562  CRH plc                          555,419
                                          --------------

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               JAPAN - 9.07%
       14,000  Daiwa Securities Group,
               Inc.                      $      138,808
       51,000  Hokuhoku Financial Group,
               Inc.                             161,850
        4,300  HOYA Corp.                       119,094
        5,600  Komatsu, Ltd.                    171,177
        7,600  Leopalace21 Corp.                134,189
          500  Nintendo Co., Ltd.               277,100
        5,800  NSD Co., Ltd.                     76,973
           85  NTT DoCoMo, Inc.                 125,066
       21,000  Sekisui Chemical Co.,
               Ltd.                             152,878
           18  Sumitomo Mitsui Financial
               Group, Inc.                      154,926
        2,100  TDK Corp.                        143,790
       10,000  Yamato Holdings Co., Ltd.        145,886
                                          --------------
                                              1,801,737
                                          --------------
               KOREA - 0.47%
          400  NHN Corp. *                       92,717
                                          --------------
               MALAYSIA - 0.42%
       40,000  Tenaga Nasional Berhad            82,938
                                          --------------
               NORWAY - 3.22%
       67,200  Storebrand ASA                   638,507
                                          --------------
               PHILIPPINES - 0.68%
       70,000  Manila Electric Co.              134,138
                                          --------------
               SINGAPORE - 3.22%
        8,000  DBS Group Holdings, Ltd.         117,164
       24,000  Keppel Corp., Ltd.               181,996
       39,000  Singapore
               Telecommunications, Ltd.         111,014
       67,000  Wilmar International,
               Ltd. *                           229,296
                                          --------------
                                                639,470
                                          --------------
               SPAIN - 2.19%
       15,019  Telefonica S.A.                  435,696
                                          --------------
               SWITZERLAND - 3.95%
        8,530  Compagnie Financiere
               Richemont AG                     518,001
        2,333  Credit Suisse Group              124,974
          294  Nestle S.A.                      140,846
                                          --------------
                                                783,821
                                          --------------
               TAIWAN - 0.48%
          950  High Tech Computer Corp.,
               GDR                               95,475
                                          --------------
               THAILAND - 0.57%
      330,000  Krung Thai Bank PCL              113,955
                                          --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
GLOBAL OPPORTUNITIES FUND
APRIL 30, 2008 (CONTINUED)

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               UNITED KINGDOM - 7.68%
        8,080  Admiral Group plc         $      139,093
       30,839  Afren plc *                       96,646
        9,091  Aggreko plc                      105,867
       13,047  Aquarius Platinum, Ltd.          206,414
        5,273  Autonomy Corp., plc *             89,375
        5,326  Dana Petroleum plc *             183,493
       28,677  Fenner plc                       142,599
        4,685  Intermediate Capital
               Group plc                        144,723
       14,819  Prodesse Investment, Ltd.        114,445
       39,582  Tui Travel plc                   185,801
        1,512  Xstrata plc                      117,441
                                          --------------
                                              1,525,897
                                          --------------

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               UNITED STATES - 37.09%
        4,471  Abbott Laboratories       $      235,845
        8,100  Adobe Systems, Inc. *            302,049
        3,000  Akamai Technologies, Inc. *      107,310
        3,416  American Express Co.             164,036
        9,682  American Tower Corp.,
               Class A *                        420,392
        1,725  Apple, Inc. *                    300,064
        6,230  Bank of America Corp.            233,874
        2,325  Burlington Northern Santa
               Fe Corp.                         238,429
       37,610  Cenveo, Inc. *                   386,255
        3,179  Citrix Systems, Inc. *           104,112
       11,000  Clear Channel
               Communications, Inc.             331,650
        5,258  Coach, Inc. *                    187,027
       10,067  Comverse Technology, Inc. *      175,669
        8,870  Corrections Corporation
               of America *                     226,185
        4,904  El Paso Corp.                     84,055
        3,500  Freeport-McMoRan Copper &
               Gold, Inc.                       398,125
        3,875  General Cable Corp. *            259,625
        7,648  Herbalife, Ltd.                  334,829
       14,977  Horsehead Holding Corp. *        209,978
        1,015  International Business
               Machines Corp.                   122,511
        3,700  Marathon Oil Corp.               168,609
        4,868  Merck & Co., Inc.                185,179
        4,748  Owens-Illinois, Inc. *           261,852
        3,319  Peabody Energy Corp.             202,890
        3,012  PepsiCo, Inc.                    206,412
        2,591  Philip Morris
               International, Inc. *            132,219
          945  Priceline.com, Inc. *            120,620
        2,673  QUALCOMM, Inc.                   115,447
        5,850  Southern Co.                     217,795
        5,031  The Brink's Co.                  366,005
        6,667  The Williams Companies,
               Inc.                             236,679
       12,003  Yahoo! Inc. *                    329,002
                                          --------------
                                              7,364,729
                                          --------------

               TOTAL COMMON STOCK
               (Cost $18,123,087)            18,312,739
                                          --------------

PREFERRED STOCK - 2.40%
               GERMANY - 2.40%
        5,752  Fresenius AG                     477,065
                                          --------------

               TOTAL PREFERRED STOCK
               (Cost $454,816)                  477,065
                                          --------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
GLOBAL OPPORTUNITIES FUND
APRIL 30, 2008 (CONTINUED)


               TOTAL LONG TERM
               INVESTMENTS
               (Cost $18,577,903)          $ 18,789,804
                                          --------------

SHORT TERM INVESTMENT - 4.80%
      952,403  Fidelity Institutional
               Treasury Portfolio               952,403
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $952,403)                  952,403
                                          --------------
TOTAL INVESTMENTS - 99.43%
               (Cost $19,530,306)            19,742,207
                                          --------------
NET OTHER ASSETS AND LIABILITIES -
  0.57%                                         112,948
                                          --------------
TOTAL NET ASSETS - 100.00%                 $ 19,855,155
                                          --------------

        *  Non income producing security
      (a)  Restricted security.
      (b) 144A securities are those exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions from registration which are normally those transactions with qualified institutional buyers.
      (c) Fair valued at April 30, 2008 as determined in good faith using procedures approved by the Trustees of the Trust.
      GDR  Global Depositary Receipts


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

GLOBAL OPPORTUNITIES FUND
APRIL 30, 2008 (CONTINUED)

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                              % OF NET
A PERCENTAGE OF NET ASSETS:                              ASSETS
---------------------------------------------------------------
Diversified Banks                                         6.90%
Electric Utilities                                        4.47
Other Diversified Financial Services                      4.22
Construction & Farm Machinery & Trucks                    3.76
Diversified Metal & Mining                                3.65
Apparel, Accessories & Luxury Goods                       3.55
Diversified Commercial & Professional Services            3.52
Life & Health Insurance                                   3.22
Air Freight & Logistics                                   3.09
Application Software                                      2.88
Construction Materials                                    2.80
Integrated Telecommunication Services                     2.75
Wireless Telecommunication Services                       2.75
Internet Software & Services                              2.66
Computer Hardware                                         2.61
Health Care Equipment                                     2.40
Pharmaceuticals                                           2.12
Commercial Printing                                       1.94
Industrial Conglomerates                                  1.86
Personal Products                                         1.69
Broadcasting & Cable TV                                   1.67
Oil & Gas Storage & Transportation                        1.61
Real Estate Management & Development                      1.47
Communications Equipment                                  1.47
Oil & Gas Exploration & Products                          1.41
Home Entertainment Software                               1.40
Electronic Equipment Manufacturing                        1.32
Metal & Glass Containers                                  1.32
Electric Components & Equipment                           1.31
Asset Management & Custody Banks                          1.30
Railroads                                                 1.20
Construction & Engineering                                1.16
Agricultural Products                                     1.15
Precious Metal & Mineral                                  1.04
Soft Drinks                                               1.04
Coal & Consumable Fuels                                   1.02
Hotels, Resorts & Cruises                                 0.94
Diversified Chemicals                                     0.90
Integrated Oil & Gas                                      0.85
Consumer Finance                                          0.83
Regional Banks                                            0.82
Homebuilding                                              0.77
Industrial Machinery                                      0.72
Packaged Foods & Meats                                    0.71
Property & Casualty Insurance                             0.70
Investment Banking & Brokerage                            0.70
Tobacco                                                   0.67
Diversified Capital Markets                               0.63
Internet Retail                                           0.61
Airlines                                                  0.59
Industrial Power Products                                 0.45


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

GLOBAL OPPORTUNITIES FUND
APRIL 30, 2008 (CONTINUED)


Advertising                                               0.01
                                                  -------------
Long Term Investments                                    94.63
Short Term Investment                                     4.80
                                                  -------------
Total Investments                                        99.43
Net Other Assets and Liabilities                          0.57
                                                  -------------
                                                        100.00%
                                                  =============


                       See Notes to Financial Statements.

HENDERSON GLOBAL OPPORTUNITIES FUND
NOTES TO PORTFOLIO OF INVESTMENTS

1. All percentages are based on the net assets of the Henderson Global Opportunities Fund (the "Fund") as of April 30, 2008.

2. Net unrealized appreciation of the Fund's investment securities was $211,901 of which $1,099,571 related to appreciated investment securities and $887,670 related to depreciated investment securities for the fiscal quarter ended April 30, 2008.

3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

4. The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.

                                Acquistion      Acquistion                  As a % of
     Restricted Security           Date           Cost ($)    Value ($)    Net Assets
     Aeroplan Income Fund      May 22, 2007        2,714      2,483              0.01
     Jazz Air Income Fund      May 22, 2007          811        842              0.00

5. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. At April 30, 2008, the Fund had outstanding forward foreign currency contracts as follows:

                                                                      Unrealized
                           Value date  Local amount  Current value  appreciation
                           -----------------------------------------------------
     Euro short             7/25/2008     1,200,000  $   1,176,751  $     23,249
     British Pound short     7/7/2008       700,000        697,230         2,770
                                                                    ------------
                                                                    $     26,019
                                                                    ============

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                                     (UNAUDITED)
GLOBAL TECHNOLOGY FUND
APRIL 30, 2008

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 101.63%
               CANADA - 1.56%
       27,522  Research In Motion, Ltd. *  $   3,347,501
                                          --------------
               CHINA - 4.81%
       42,000  China High Speed
               Transmission Equipment
               Group Co., Ltd. *                 73,644
       52,500  Ctrip.com International,
               Ltd., ADR                      3,258,150
       83,350  Focus Media Holding,
               Ltd., ADR *                    3,074,781
      114,254  Shanda Interactive
               Entertainment, Ltd., ADR *     3,917,770
                                          --------------
                                             10,324,345
                                          --------------
               DENMARK - 3.02%
       59,250  Vestas Wind Systems A/S *      6,479,134
                                          --------------
               FINLAND - 2.66%
      189,603  Nokia Oyj                      5,707,356
                                          --------------
               FRANCE - 1.20%
       55,136  Seloger.com *                  2,579,482
                                          --------------
               GERMANY - 1.68%
       31,000  Q-Cells AG *                   3,603,731
                                          --------------
               JAPAN - 3.05%
       11,800  Nintendo Co., Ltd.             6,539,557
                                          --------------
               KOREA - 6.28%
       28,655  NHN Corp. *                    6,642,048
        9,600  Samsung Electronics Co.,
               Ltd.                           6,834,566
                                          --------------
                                             13,476,614
                                          --------------
               NETHERLANDS - 3.26%
      118,530  ASML Holding N.V.              3,357,911
       82,418  Tele Atlas N.V. *              3,638,821
                                          --------------
                                              6,996,732
                                          --------------
               SWEDEN - 1.16%
      975,000  Telefonaktiebolaget LM
               Ericsson, B Shares             2,484,078
                                          --------------
               TAIWAN - 3.73%
      581,328  Powertech Technology,
               Inc., GDR (a)                  4,677,714
      296,000  Taiwan Semiconductor
               Manufacturing Co., Ltd.,
               ADR                            3,327,040
                                          --------------
                                              8,004,754
                                          --------------

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               UNITED KINGDOM - 5.51%
    1,700,000  ARM Holdings plc            $  3,378,124
      292,623  Autonomy Corp. plc *           4,959,814
    1,100,000  Vodafone Group plc             3,479,211
                                          --------------
                                             11,817,149
                                          --------------
               UNITED STATES - 63.71%
      175,990  Adobe Systems, Inc. *          6,562,667
      200,559  Akamai Technologies, Inc.
               *                              7,173,995
       41,445  Apple, Inc. *                  7,209,358
       95,000  AT&T, Inc.                     3,677,450
       84,550  Autodesk, Inc. *               3,212,900
      145,777  Automatic Data
               Processing, Inc.               6,443,343
       95,701  Citrix Systems, Inc. *         3,134,208
       71,485  CommScope, Inc. *              3,362,654
       92,250  DTS, Inc. *                    2,721,375
       12,100  Google, Inc., Class A *        6,948,909
      136,861  Hewlett-Packard Co.            6,343,507
      292,680  Intel Corp.                    6,515,057
       85,398  International Business
               Machines Corp.                10,307,539
      124,571  Juniper Networks, Inc. *       3,440,651
       74,500  KLA-Tencor Corp.               3,254,160
      249,000  Marvell Technology Group,
               Ltd. *                         3,224,550
       93,750  McAfee, Inc. *                 3,117,187
       89,200  Microchip Technology,
               Inc.                           3,278,100
       90,898  MICROS Systems, Inc. *         3,240,514
      212,671  Microsoft Corp.                6,065,377
      473,397  ON Semiconductor Corp. *       3,536,276
      292,500  Oracle Corp. *                 6,098,625
       90,000  Powerwave Technologies,
               Inc. *                           224,404
       26,167  Priceline.com, Inc. *          3,339,956
      143,388  QUALCOMM, Inc.                 6,192,928
       75,000  Starent Networks Corp. *       1,201,349
      126,486  Take-Two Interactive
               Software, Inc. *               3,318,993
      106,250  Trimble Navigation, Ltd. *     3,483,937
       88,611  Tyco Electronics, Ltd.         3,314,938
      101,735  Varian Semiconductor
               Equipment Associates,
               Inc. *                         3,726,553
       89,250  VistaPrint, Ltd. *             3,037,177
                                          --------------
                                            136,708,637
                                          --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
GLOBAL TECHNOLOGY FUND
APRIL 30, 2008 (CONTINUED)



               TOTAL LONG TERM
               INVESTMENTS
               (Cost $208,085,668)         $218,069,070
                                          --------------

SHORT TERM INVESTMENT - 0.32%
      685,095  Fidelity Institutional
               Treasury Portfolio               685,095
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $685,095)                  685,095
                                          --------------
TOTAL INVESTMENTS - 101.95%
               (Cost $208,770,763)          218,754,165
                                          --------------
NET OTHER ASSETS AND LIABILITIES -
  (1.95)%                                    (4,186,521)
                                          --------------
TOTAL NET ASSETS - 100.00%                 $214,567,644
                                          --------------

        *  Non income producing security
      (a) Fair valued at April 30, 2008 as determined in good faith using procedures approved by the Trustees of the Trust.
      ADR  American Depository Receipt
      GDR  Global Depository Receipts


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                      PORTFOLIO OF INVESTMENTS
                                            (UNAUDITED)

GLOBAL TECHNOLOGY FUND
APRIL 30, 2008 (CONTINUED)

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                             % OF NET
A PERCENTAGE OF NET ASSETS:                             ASSETS
---------------------------------------------------------------
Semiconductors                                            6.20%
Communications Equipment                                 11.43
Computer Hardware                                        11.12
Internet Software & Services                             11.09
Systems Software                                          8.63
Application Software                                      8.33
Home Entertainment Software                               6.42
Semiconductor Equipment                                   4.82
Electronic Manufacturing Services                         3.17
Heavy Electrical Equipment                                3.05
Data Processing & Outsourced Services                     3.00
Advertising                                               2.64
Integrated Telecommunication Services                     1.71
Consumer Electronics                                      1.70
Electric Components & Equipment                           1.68
Wireless Telecommunication Services                       1.62
Internet Retail                                           1.56
Hotels, Resorts & Cruises                                 1.52
Electronic Equipment Manufacturing                        1.27
Networking Products                                       0.56
Wireless Equipment                                        0.11
                                                  -------------
Long Term Investments                                   101.63
Short Term Investment                                     0.32
                                                  -------------
Total Investments                                       101.95
Net Other Assets and Liabilities                         (1.95)
                                                  -------------
                                                        100.00%
                                                  =============


                       See Notes to Financial Statements.

HENDERSON GLOBAL TECHNOLOGY FUND
NOTES TO PORTFOLIO OF INVESTMENTS

1. All percentages are based on the net assets of the Henderson Global Technologies Fund (the "Fund") as of April 30, 2008.

2. Net unrealized appreciation of the Fund's investment securities was $9,983,402 of which $17,311,295 related to appreciated investment securities and $7,327,893 related to depreciated investment securities for the fiscal quarter ended April 30, 2008.

3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Trust. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
INTERNATIONAL OPPORTUNITIES FUND
APRIL 30, 2008


                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 87.40%
               AUSTRALIA - 0.86%
      965,000  BHP Billiton, Ltd.          $ 38,485,899
                                          --------------
               BELGIUM - 2.18%
    3,600,000  Fortis                        97,632,733
                                          --------------
               CHINA - 4.49%
   52,647,000  China CITIC Bank, Class H
               *                             34,858,628
   12,948,000  China Shipping
               Development Co., Ltd.         43,447,156
    9,192,000  Harbin Power Equipment
               Co., Ltd.                     15,640,135
   30,710,000  Huaneng Power
               International, Inc.,
               Class H                       25,535,348
  125,809,000  SRE Group, Ltd. *             26,798,270
   29,810,000  Yanzhou Coal Mining Co.,
               Ltd., Class H                 55,005,717
                                          --------------
                                            201,285,254
                                          --------------
               DENMARK - 2.60%
       11,250  A P Moller - Maersk A/S      116,615,712
                                          --------------
               FRANCE - 13.09%
      750,159  L'Oreal S.A.                  89,023,225
    3,632,851  Rhodia S.A. *                 75,556,375
      476,470  Schneider Electric S.A.       58,280,218
    1,900,219  Sodexho Alliance S.A.        127,304,428
    1,487,032  Vinci S.A.                   109,769,448
    3,130,000  Vivendi S.A. *               127,119,171
                                          --------------
                                            587,052,865
                                          --------------
               GERMANY - 6.48%
      320,000  Bayer AG                      27,279,880
      972,000  Beiersdorf AG *               82,813,840
      980,000  Continental AG               115,005,780
    1,299,000  SAP AG                        65,539,171
                                          --------------
                                            290,638,671
                                          --------------
               GREECE - 2.20%
    7,000,000  Marfin Investment Group
               S.A. *                        61,753,438
      665,000  National Bank of Greece
               S.A.                          36,866,725
                                          --------------
                                             98,620,163
                                          --------------

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               HONG KONG - 2.61%
    9,437,000  Beijing Enterprises
               Holdings, Ltd.              $ 38,749,928
    2,390,000  China Mobile, Ltd.            41,095,064
        7,399  HKC Holdings, Ltd. *                 261
    1,500,000  Hong Kong Exchanges &
               Clearing, Ltd.                30,680,790
   24,565,000  Neo-China Group
               (Holdings), Ltd. (a)           4,011,082
   10,386,000  VST Holdings, Ltd.             2,372,222
                                          --------------
                                            116,909,347
                                          --------------
               IRELAND - 0.39%
      456,359  CRH plc                       17,283,671
                                          --------------
               ITALY - 3.20%
    7,608,903  Parmalat SpA                  26,056,670
    2,686,564  Saipem SpA                   117,530,352
                                          --------------
                                            143,587,022
                                          --------------
               JAPAN - 17.17%
    9,483,000  Daiwa Securities Group,
               Inc.                          94,022,917
   24,272,000  Hokuhoku Financial
               Group, Inc.                   77,028,033
    2,170,000  HOYA Corp.                    60,100,976
    3,301,500  Leopalace21 Corp.             58,292,581
       48,400  Nintendo Co., Ltd.            26,823,268
    2,888,000  NSD Co., Ltd.                 38,327,066
       53,134  NTT DoCoMo, Inc.              78,179,564
    9,873,000  Sekisui Chemical Co.,
               Ltd.                          71,874,414
       11,206  Sumitomo Mitsui Financial
               Group, Inc.                   96,450,161
    1,241,000  TDK Corp.                     84,973,025
    5,744,000  Yamato Holdings Co., Ltd.     83,797,163
                                          --------------
                                            769,869,168
                                          --------------
               KOREA - 3.08%
    1,837,600  Hyundai Marine & Fire
               Insurance Co., Ltd.           37,754,510
      120,000  Lotte Shopping Co., Ltd.      43,803,920
      107,500  NHN Corp. *                   24,917,822
      550,000  Shinhan Financial Group
               Co., Ltd.                     31,760,834
                                          --------------
                                            138,237,086
                                          --------------
               NETHERLANDS - 2.40%
    1,270,000  Akzo Nobel N.V.              107,649,379
                                          --------------
               RUSSIA - 2.37%
    2,000,000  OAO Gazprom, ADS             106,183,476
                                          --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
INTERNATIONAL OPPORTUNITIES FUND
APRIL 30, 2008 (CONTINUED)

               SINGAPORE - 3.08%
    5,739,000  DBS Group Holdings, Ltd.      84,050,396
   32,924,000  Noble Group, Ltd.             54,142,930
                                          --------------
                                            138,193,326
                                          --------------

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               SPAIN - 2.43%
    1,996,310  Industria de Diseno
               Textil S.A.                 $109,103,960
                                          --------------
               SWITZERLAND - 6.54%
    4,275,330  ABB, Ltd.                    131,068,088
      705,000  Compagnie Financiere
               Richemont S.A.                42,812,535
    1,113,566  Kuehne & Nagel
               International AG             119,154,163
                                          --------------
                                            293,034,786
                                          --------------
               TURKEY - 1.27%
   10,000,000  Turkiye Halk Bankasi
               A.S. *                        57,167,846
                                          --------------
               UNITED KINGDOM - 6.65%
    1,316,499  Autonomy Corp. plc *          22,314,001
    9,451,491  Capita Group plc             123,779,180
   14,104,801  Debenhams plc                 17,845,612
    8,104,063  Hochschild Mining plc         60,206,194
      952,433  Xstrata plc                   73,977,863
                                          --------------
                                            298,122,850
                                          --------------
               UNITED STATES - 4.31%
      674,100  Adobe Systems, Inc. *         25,137,189
      677,800  Akamai Technologies, Inc.
               *                             24,244,906
      164,000  Apple, Inc. *                 28,527,800
      799,400  Citrix Systems, Inc. *        26,180,350
      234,250  International Business
               Machines Corp.                28,273,975
      270,000  Priceline.com, Inc. *         34,462,800
      606,758  QUALCOMM, Inc.                26,205,878
                                          --------------
                                            193,032,898
                                          --------------

               TOTAL COMMON STOCK
               (Cost $3,672,277,166)      3,918,706,112
                                          --------------

PREFERRED STOCK - 2.73%
               GERMANY - 2.73%
    1,473,654  Fresenius AG                 122,223,293
                                          --------------

               TOTAL PREFERRED STOCK
               (Cost $90,927,261)           122,223,293
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $3,763,204,427)     $4,040,929,405
                                         ---------------

SHORT TERM INVESTMENT - 8.46%
  379,361,877  Fidelity Institutional
               Treasury Portfolio           379,361,877
                                         ---------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $379,361,878)          379,361,877
                                         ---------------
TOTAL INVESTMENTS - 98.59%
               (Cost $4,142,566,305)      4,420,291,282
                                         ---------------
NET OTHER ASSETS AND LIABILITIES -
  1.41%                                      63,263,877
                                         ---------------
TOTAL NET ASSETS - 100.00%               $4,483,555,159
                                         ---------------

        *  Non income producing security
    (a) Fair valued at April 30, 2008 as determined in good faith using procedures approved by the Trustees of the Trust.
    ADS    American Depository Shares


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND
APRIL 30, 2008 (CONTINUED)

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                             % OF NET
A PERCENTAGE OF NET ASSETS:                             ASSETS
---------------------------------------------------------------
Diversified Banks                                         7.61%
Marine                                                    6.23
Application Software                                      3.96
Personal Products                                         3.83
Investment Banking & Brokerage                            3.47
Heavy Electrical Equipment                                3.27
Electronic Equipment Manufacturing                        3.24
Diversified Chemicals                                     3.01
Restaurants                                               2.84
Movies & Entertainment                                    2.83
Human Resources & Employment Services                     2.76
Health Care Equipment                                     2.73
Wireless Telecommunication Services                       2.66
Oil & Gas Equipment & Services                            2.62
Tires & Rubber                                            2.56
Diversified Metal & Mining                                2.51
Construction & Engineering                                2.45
Apparel Retail                                            2.43
Integrated Oil & Gas                                      2.37
Other Diversified Financial Services                      2.18
Real Estate Management & Development                      1.99
Air Freight & Logistics                                   1.87
Regional Banks                                            1.72
Specialty Chemicals                                       1.68
Homebuilding                                              1.60
Department Stores                                         1.37
Precious Metal & Mineral                                  1.34
Electric Components & Equipment                           1.30
Computer Hardware                                         1.27
Coal & Consumable Fuels                                   1.23
Trading Company & Distribution                            1.21
Internet Software & Services                              1.10
Apparel, Accessories & Luxury Goods                       0.96
Industrial Conglomerates                                  0.86
Property & Casualty Insurance                             0.84
Internet Retail                                           0.77
Specialized Finance                                       0.68
Home Entertainment Software                               0.60
Communications Equipment                                  0.59
Packaged Foods & Meats                                    0.58
Industrial Power Products                                 0.57
Construction Materials                                    0.39
Technology Distributors                                   0.05
                                                  -------------
Long Term Investments                                    90.13
Short Term Investment                                     8.46
                                                  -------------
Total Investments                                        98.59
Net Other Assets and Liabilities                          1.41
                                                  -------------
                                                        100.00%
                                                  =============


                       See Notes to Financial Statements.

HENDERSON INTERNATIONAL OPPORTUNITIES FUND
NOTES TO PORTFOLIO OF INVESTMENTS

1. All percentages are based on the net assets of the Henderson International Opportunities Fund (the "Fund") as of April 30, 2008.

2. Net unrealized appreciation of the Fund's investment securities was $277,724,977 of which $508,880,091 related to appreciated investment securities and $231,155,114 related to depreciated investment securities for the fiscal quarter ended April 30, 2008.

3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

4. The Fund may make secured loans of its portfolio securities amounting to not more than 33 1/3 % of its total assets (taken at market value at the time of such loan), thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Securities loans are made to banks and broker-dealers, via State Street Bank and Trust Company as lending agent, pursuant to agreements requiring that loans be continuously secured by collateral at least equal at all times to the value of the securities on loan. Collateral is invested in a money market fund. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The Fund may call such loans in order to sell the securities involved.

5. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. At April 30, 2008, the Fund had outstanding forward foreign currency contracts as follows:

                                                                      Unrealized
                           Value date  Local amount  Current value  appreciation
                           -----------------------------------------------------
        Euro short          7/25/2008   100,000,000  $  98,062,548  $  1,937,452
        Euro short          7/25/2008   130,000,000    127,481,313     2,518,687
        British Pound short  7/8/2008    90,000,000     89,643,876       356,124
                                                                    ------------
                                                                    $  4,812,263
                                                                    ============

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
JAPAN-ASIA FOCUS FUND
APRIL 30, 2008

                                               VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 101.09%
               HONG KONG - 0.91%
      240,000  Sino Land Co., Ltd.        $     606,686
                                          --------------
               JAPAN - 97.44%
       88,000  Aeon Co., Ltd.                 1,283,800
      103,000  Bridgestone Corp.              1,881,012
      215,000  Daiwa Securities Group,
               Inc.                           2,131,702
      851,000  Furukawa-Sky Aluminum
               Corp.                          1,825,004
      114,890  Hitachi Systems &
               Services, Ltd.                 2,242,888
      720,000  Hokuhoku Financial Group,
               Inc.                           2,284,945
       66,600  HOYA Corp.                     1,844,574
       43,200  ITOCHU Techno-Solutions
               Corp.                          1,362,658
      361,000  Kanto Tsukuba Bank, Ltd.       2,051,748
       22,250  Kappa Create Co., Ltd.           424,309
      159,000  Leopalace21 Corp.              2,807,366
      315,700  Mitsubishi UFJ Financial
               Group, Inc.                    3,473,201
          725  Nippon Paper Group, Inc.       1,805,789
          209  Nippon Telegraph &
               Telephone Corp.                  900,438
    1,027,000  Nishi-Nippon City Bank,
               Ltd.                           3,140,703
       65,900  NS Solutions Corp.             1,492,470
       63,000  NSD Co., Ltd.                    836,082
        1,959  NTT DoCoMo, Inc.               2,882,406
      142,000  Otsuka Kagu, Ltd.              1,904,986
       70,200  Resorttrust, Inc.                961,339
      375,000  Sekisui Chemical Co.,
               Ltd.                           2,729,961
      133,000  Sekisui House, Ltd.            1,264,961
      109,200  Shinko Electric
               Industries Co., Ltd.           1,504,867
          445  Sumitomo Mitsui Financial
               Group, Inc.                    3,830,120
       17,000  T&D Holdings, Inc.             1,082,271
       57,800  Takeda Pharmaceutical
               Co., Ltd.                      3,051,613
       46,700  TDK Corp.                      3,197,615
       25,210  Token Corp.                      841,263
       29,200  Toyo Seikan Kaisha, Ltd.         572,852
      790,000  Ube Industries, Ltd.           2,765,399
          348  West Japan Railway Co.         1,502,640
       97,300  Xebio Co., Ltd.                2,928,778
      159,000  Yamato Holdings Co., Ltd.      2,319,594
                                          --------------
                                             65,129,354
                                          --------------
               MALAYSIA - 1.01%
      325,000  Tenaga Nasional Berhad           673,868
                                          --------------
               SINGAPORE - 1.73%
       79,000  DBS Group Holdings, Ltd.       1,156,993
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $77,094,537)          $ 67,566,901
                                          --------------

SHORT TERM INVESTMENT - 0.01%
        8,431  Fidelity Institutional
               Treasury Portfolio                 8,431
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $8,431)                      8,431
                                          --------------
TOTAL INVESTMENTS - 101.10%
               (Cost $77,102,968)             67,575,332
                                          --------------
NET OTHER ASSETS AND LIABILITIES -
  (1.10)%                                       (738,351)
                                          --------------
TOTAL NET ASSETS - 100.00%                 $  66,836,981
                                          --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

JAPAN-ASIA FOCUS FUND
APRIL 30, 2008 (CONTINUED)

OTHER INFORMATION:

INDUSTRY CONCENTRATION AS                             % OF NET
A PERCENTAGE OF NET ASSETS:                             ASSETS
---------------------------------------------------------------
Diversified Banks                                        12.66%
Regional Banks                                           11.19
IT Consulting & Other Services                            7.63
Electronic Equipment Manufacturing                        7.54
Homebuilding                                              7.24
Real Estate Management & Development                      5.11
Pharmaceuticals                                           4.56
Specialty Stores                                          4.38
Wireless Telecommunication Services                       4.31
Diversified Chemicals                                     4.14
Air Freight & Logistics                                   3.47
Investment Banking & Brokerage                            3.19
Home Furnishing Retail                                    2.85
Tires & Rubber                                            2.81
Aluminum                                                  2.73
Paper Products                                            2.70
Semiconductors                                            2.25
Railroads                                                 2.25
Hypermarkets & Super Centers                              1.92
Life & Health Insurance                                   1.62
Hotels, Resorts & Cruises                                 1.44
Integrated Telecommunication Services                     1.35
Application Software                                      1.25
Electric Utilities                                        1.01
Metal & Glass Containers                                  0.86
Restaurants                                               0.63
                                                  -------------
Long Term Investments                                   101.09
Short Term Investment                                     0.01
                                                  -------------
Total Investments                                       101.10
Net Other Assets and Liabilities                         (1.10)
                                                  -------------
                                                        100.00%
                                                  =============


                       See Notes to Financial Statements.

HENDERSON JAPAN-ASIA FOCUS FUND
NOTES TO PORTFOLIO OF INVESTMENTS

1. All percentages are based on the net assets of the Henderson Japan-Asia Focus Fund (the "Fund") as of April 30, 2008.

2. Net unrealized depreciation of the Fund's investment securities was $9,527,636 of which $1,672,412 related to appreciated investment securities and $11,200,048 related to depreciated investment securities for the fiscal quarter ended April 30, 2008.

3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
US FOCUS FUND
APRIL 30, 2008


                                               VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------

COMMON STOCKS - 95.72%
               AIRLINES - 2.16%
       11,059  ACE Aviation Holdings,
               Inc., Class A (Canada) *    $    211,385
        1,339  Jazz Air Income Fund
               (Canada) * (a) (b) (c)            10,344
                                          --------------
                                                221,729
                                          --------------
               BEVERAGES - 3.40%
        5,093  PepsiCo, Inc.                    349,023
                                          --------------
               COMMERCIAL SERVICES &
               SUPPLIES - 9.42%
       24,892  Cenveo, Inc. *                   255,641
       13,542  Corrections Corporation
               of America *                     345,321
        5,031  The Brink's Co.                  366,005
                                          --------------
                                                966,967
                                          --------------
               COMMUNICATIONS EQUIPMENT -
               2.94%
       11,722  Comverse Technology, Inc.
               *                                204,549
        2,253  QUALCOMM, Inc.                    97,307
                                          --------------
                                                301,856
                                          --------------
               COMPUTER & PERIPHERAL -
               6.08%
        2,500  Apple, Inc. *                    434,875
        1,850  Hewlett-Packard Co.               85,747
          860  International Business
               Machines Corp.                   103,802
                                          --------------
                                                624,424
                                          --------------
               CONSTRUCTION & ENGINEERING
               - 3.95%
        8,084  SNC-Lavalin Group,
               Inc. (Canada)                    405,444
                                          --------------
               CONSUMER FINANCE - 2.74%
        5,858  American Express Co.             281,301
                                          --------------
               CONSUMER STAPLES - 2.41%
        5,655  Herbalife, Ltd.                  247,576
                                          --------------
               CONTAINERS & PACKAGING -
               4.08%
        7,600  Owens-Illinois, Inc. *           419,140
                                          --------------
               DIVERSIFIED FINANCIAL
               SERVICES - 3.37%
        9,200  Bank of America Corp.            345,368
                                          --------------
               ELECTRIC UTILITIES - 3.81%
       10,500  Southern Co.                     390,915
                                          --------------

                                               VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               ELECTRICAL EQUIPMENT - 3.68%
        5,642  General Cable Corp. *       $    378,014
                                          --------------
               INTERNET RETAIL - 0.81%
          650  Priceline.com, Inc. *             82,966
                                          --------------
               INTERNET SOFTWARE &
               SERVICES - 0.87%
        2,500  Akamai Technologies, Inc. *       89,425
                                          --------------
               INTERNET SOFTWARE &
               SERVICES - 2.85%
       10,682  Yahoo! Inc. *                    292,794
                                          --------------
               MEDIA - 2.79%
        2,009  Aeroplan Income Fund
               (Canada) (a) (b) (c)              30,421
        8,500  Clear Channel
               Communications, Inc.             256,275
                                          --------------
                                                286,696
                                          --------------
               METAL & MINING - 6.37%
        3,559  Freeport-McMoRan Copper &
               Gold, Inc.                       404,836
       17,727  Horsehead Holding Corp. *        248,533
                                          --------------
                                                653,369
                                          --------------
               OIL, GAS & CONSUMABLE
               FUELS - 9.99%
        4,957  El Paso Corp.                     84,963
        5,500  Marathon Oil Corp.               250,635
        4,906  Peabody Energy Corp.             299,904
       10,970  The Williams Companies,
               Inc.                             389,435
                                          --------------
                                              1,024,937
                                          --------------
               PHARMACEUTICALS - 5.99%
        6,861  Abbott Laboratories              361,918
        6,650  Merck & Co., Inc.                252,966
                                          --------------
                                                614,884
                                          --------------
               ROAD & RAIL - 3.97%
        3,970  Burlington Northern
               Santa Fe Corp.                   407,124
                                          --------------
               SEMICONDUCTOR &
               SEMICONDUCTOR
               EQUIPMENT - 1.01%
       13,800  ON Semiconductor Corp. *         103,086
                                          --------------


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
US FOCUS FUND
APRIL 30, 2008 (CONTINUED)


               SOFTWARE - 4.97%
       11,343  Adobe Systems, Inc. *            422,980
        2,650  Citrix Systems, Inc. *            86,788
                                          --------------
                                                509,768
                                          --------------

                                                VALUE
    SHARES                                    (NOTE 3)
  -----------                                 ---------
               TEXTILE, APPAREL & LUXURY
               GOODS - 2.31%
        6,658  Coach, Inc. *             $      236,825
                                          --------------
               TOBACCO - 1.66%
        3,330  Philip Morris
               International, Inc. *            169,930
                                          --------------
               WIRELESS TELECOMMUNICATION
               SERVICES - 4.09%
        9,676  American Tower Corp.,
               Class A *                        420,132
                                          --------------

               TOTAL LONG TERM
               INVESTMENTS
               (Cost $8,905,842)              9,823,693
                                          --------------

SHORT TERM INVESTMENT - 3.51%
      360,744  Fidelity Institutional
               Treasury Portfolio               360,744
                                          --------------

               TOTAL SHORT TERM
               INVESTMENT
               (Cost $360,744)                  360,744
                                          --------------
TOTAL INVESTMENTS - 99.23%
               (Cost $9,266,586)             10,184,437
                                          --------------
NET OTHER ASSETS AND LIABILITIES -
  0.77%                                          78,782
                                          --------------
TOTAL NET ASSETS - 100.00%                 $ 10,263,219
                                          --------------

        *  Non income producing security
      (a)  Restricted security.
      (b) 144A securities are those exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions from registration which are normally those transactions with qualified institutional buyers.
      (c) Fair valued at April 30, 2008 as determined in good faith using procedures approved by the Trustees of the Trust.


                       See Notes to Financial Statements.

HENDERSON US FOCUS FUND
NOTES TO PORTFOLIO OF INVESTMENTS

1. All percentages are based on the net assets of the Henderson U.S. Focus Fund (the "Fund") as of April 30, 2008.

2. Net unrealized appreciation of the Fund's investment securities was $917,851 of which $1,365,898 related to appreciated investment securities and $448,047 related to depreciated investment securities for the fiscal quarter ended April 30, 2008.

3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

4. The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.

                                Acquistion      Acquistion                  As a % of
     Restricted Security           Date           Cost ($)    Value ($)    Net Assets
     Aeroplan Income Fund      May 22, 2007       33,249      30,421             0.32
     Jazz Air Income Fund      May 22, 2007        9,962      10,344             0.10

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)
WORLDWIDE INCOME FUND
APRIL 30, 2008

                 FACE                                                                                     VALUE
                AMOUNT                                                 COUPON           MATURITY        (NOTE 3)
              ----------                                           ----------------  ---------------- --------------
CORPORATE BONDS - 77.23%

               BELGIUM - 1.48%
     USD      1,515,000  Petroplus Finance, Ltd. (a)                         7.000%        5/1/17     $   1,416,525
     EUR        600,000  WDAC Subsidiary Corp.                               8.500        12/1/14           768,234
                                                                                                        ------------
                                                                                                          2,184,759
                                                                                                        ------------

               CANADA - 2.14%
     EUR      2,000,000  Bombardier, Inc.                                    7.250       11/15/16         3,154,131
                                                                                                        ------------

               CROATIA - 0.55%
     EUR        550,000  Agrokor D.D.                                        7.000       11/23/11           818,005
                                                                                                        ------------

               DENMARK - 1.96%
     EUR      1,950,000  FS Funding AS                                       8.875        5/15/16         2,892,588
                                                                                                        ------------

               FINLAND - 0.93%
     EUR      1,000,000  M-real OYJ (b)                                      8.981       12/15/10         1,374,077
                                                                                                        ------------

               FRANCE - 7.15%
     USD        400,000  AXA S.A. (c)                                        7.100        11/7/08           393,280
     EUR        200,000  Belvedere S.A. (a) (b)                              7.590        5/15/13           267,008
     EUR      2,110,000  Belvedere S.A. (b)                                  7.590        5/15/13         2,816,935
     USD      3,000,000  Credit Agricole S.A. (a) (c)                        6.637        5/31/17         2,463,855
     EUR      1,120,000  Crown European Holdings S.A.                        6.250         9/1/11         1,722,593
     EUR      2,000,000  Rhodia S.A. (b)                                     7.497       10/15/13         2,888,684
                                                                                                        ------------
                                                                                                         10,552,355
                                                                                                        ------------

               GERMANY - 4.58%
     EUR      2,200,000  Cognis GmbH                                         9.500        5/15/14         3,297,784
     USD      1,100,000  Kabel Deutschland GmbH                             10.625         7/1/14         1,149,500
     EUR      1,400,000  Kabel Deutschland GmbH                             10.750         7/1/14         2,311,728
                                                                                                        ------------
                                                                                                          6,759,012
                                                                                                        ------------

               GREECE - 0.30%
     EUR        300,000  Hellas Telecommunications Luxembourg V (b)          8.247       10/15/12           437,987
                                                                                                        ------------

               IRELAND - 2.75%
     EUR        300,000  BCM Ireland Finance, Ltd. (a) (b)                   9.340        8/15/16           436,816
     EUR      1,900,000  BCM Ireland Finance, Ltd. (a)                       9.340        8/15/16         2,766,501
     USD        850,000  VIP Finance Ireland, Ltd. (a)                       9.125        4/30/18           852,123
                                                                                                        ------------
                                                                                                          4,055,440
                                                                                                        ------------

               ITALY - 4.27%
     EUR        300,000  Lighthouse International Co., S.A.                  8.000        4/30/14           398,170
     EUR      1,900,000  Lottomatica SpA (b)                                 8.250        3/31/66         2,803,585
     EUR      1,400,000  Wind Acquisition Finance S.A.                       9.750        12/1/15         2,287,135
     USD        750,000  Wind Acquisition Finance S.A. (a)                  10.750        12/1/15           811,875
                                                                                                        ------------
                                                                                                          6,300,765
                                                                                                        ------------

               LUXEMBOURG - 5.45%
     EUR      2,200,000  Cablecom Luxembourg SCA                             8.000        11/1/16         3,237,668
     GBP        400,000  Glencore Finance Europe S.A.                        6.500        2/27/19           726,852
     EUR      2,300,000  Hellas Telecommunications Luxembourg II (b)        10.747        1/15/15         2,828,178


                       See Notes to Financial Statements.


HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

WORLDWIDE INCOME FUND
APRIL 30, 2008 (CONTINUED)
                 FACE                                                                                     VALUE
                AMOUNT                                                 COUPON           MATURITY        (NOTE 3)
              ----------                                           ----------------  ---------------- --------------
     USD      1,700,000  Nell AF Sarl (a)                                    8.350%       8/15/15     $   1,241,000
                                                                                                        ------------
                                                                                                          8,033,698
                                                                                                        ------------

               NETHERLANDS - 6.87%
     USD      2,575,000  Allianz Finance II B.V. (c)                         7.250        6/10/08         2,579,347
     USD      2,000,000  Arran Corporate Loans B.V. (b)                      5.792        6/20/25         1,305,600
     USD        500,000  Impress Holdings B.V. (a) (b)                       5.838        9/15/13           420,625
     EUR      2,000,000  Impress Holdings B.V. (b)                           7.872        9/15/13         3,052,636
     USD      3,000,000  Lukoil International Finance B.V. (a)               6.356         6/7/17         2,782,500
                                                                                                        ------------
                                                                                                         10,140,708
                                                                                                        ------------

               NORWAY - 2.10%
     EUR        400,000  Nordic Telephone Company ApS                        8.250         5/1/16           618,335
     EUR      1,600,000  Nordic Telephone Company ApS (b)                   10.357         5/1/16         2,473,338
                                                                                                        ------------
                                                                                                          3,091,673
                                                                                                        ------------

               RUSSIA - 0.19%
     USD        300,000  VTB Capital S.A. (a)                                6.250        6/30/35           280,125
                                                                                                        ------------

               UKRAINE - 1.51%
     USD      2,300,000  City of Kiev                                        8.000        11/6/15         2,219,861
                                                                                                        ------------

               UNITED KINGDOM - 20.36%
     USD      3,800,000  Aberdeen Asset Management plc (c)                   7.900        5/29/12         3,025,750
     GBP        350,000  Allied Domecq Financial Services plc                6.625        6/12/14           661,590
     USD      3,250,000  Barclays Bank plc (a) (c)                           5.926       12/15/16         2,748,515
     USD      2,250,000  Catlin Insurance Co., Ltd. (a) (c)                  7.249        1/19/17         1,879,781
     EUR      1,000,000  Colt Telecom Group S.A.                             7.625       12/15/09         1,561,451
     EUR        365,000  FKI plc                                             6.625        2/22/10           562,805
     EUR        200,000  Investec Tier I UK LP plc (c)                       7.075        6/24/15           224,516
     EUR      2,500,000  Lehman Brothers UK Capital Funding IV LP (c)        5.750        4/25/12         2,576,394
     USD      3,191,000  Lloyds TSB Group plc (a) (c)                        6.267       11/14/16         2,656,546
     GBP      1,800,000  NTL Cable plc                                       9.750        4/15/14         3,373,152
     USD      3,000,000  Old Mutual Capital Funding (c)                      8.000       12/22/08         2,955,000
     GBP        550,000  Pipe Holding plc                                    7.750        11/1/11         1,041,621
     USD      3,700,000  Royal Bank of Scotland Group plc (c)                7.640        9/29/17         3,488,353
     USD      4,000,000  Standard Chartered plc (c)                          6.409        1/30/17         3,282,800
                                                                                                        ------------
                                                                                                         30,038,274
                                                                                                        ------------

               UNITED STATES - 14.64%
     USD      3,000,000  AXA S.A. (a) (c)                                    6.463       12/14/18         2,488,830
     USD      1,900,000  BayernLB Capital Trust I (c)                        6.203        5/31/17         1,305,300
     EUR        900,000  Central European Distribution Corp.                 8.000        7/25/12         1,405,306
     GBP      1,400,000  Constellation Brands, Inc.                          8.500       11/15/09         2,776,662
     EUR        650,000  Fresenius Medical Care Capital Trust V (Preferred)  7.375        6/15/11         1,050,466
     GBP      1,450,000  HCA, Inc.                                           8.750        11/1/10         2,854,206
     USD      1,550,000  Hertz Corp.                                         8.875         1/1/14         1,569,375
     USD      1,400,000  Hertz Corp.                                        10.500         1/1/16         1,415,750
     EUR        450,000  Huntsman International LLC (a)                      7.500         1/1/15           716,706
     EUR      1,700,000  Levi Strauss & Co.                                  8.625         4/1/13         2,465,336
     USD        500,000  Sungard Data Systems, Inc. (a)                     10.250        8/15/15           533,750
     USD      1,500,000  Swiss Re Capital I LP (a) (c)                       6.854        5/25/16         1,363,138
     GBP        300,000  WMG Acquisition Corp.                               8.125        4/15/14           471,227

                       See Notes to Financial Statements.


HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

WORLDWIDE INCOME FUND
APRIL 30, 2008 (CONTINUED)
                 FACE                                                                                     VALUE
                AMOUNT                                                 COUPON           MATURITY        (NOTE 3)
              ----------                                           ----------------  ---------------- --------------
     USD      1,200,000  Wynn Las Vegas LLC                                  6.6%5        12/1/14       $ 1,176,000
                                                                                                        ------------
                                                                                                         21,592,052
                                                                                                        ------------
               TOTAL CORPORATE BONDS
               (Cost $117,514,451)                                                                      113,925,510
                                                                                                        ------------

FOREIGN SOVEREIGN BONDS - 11.82%

               ARGENTINA - 2.72%
     USD      7,400,000  Republic of Argentina (b)                           3.092         8/3/12         4,008,950
                                                                                                        ------------

               DOMINICAN REPUBLIC - 1.12%
     USD      1,530,170  Dominican Republic                                  9.040        1/23/18         1,660,234
                                                                                                        ------------

               EL SALVADOR - 1.13%
     USD      1,500,000  Republic of El Salvador                             8.500        7/25/11         1,666,500
                                                                                                        ------------

               SRI LANKA - 2.67%
     USD      4,300,000  Republic of Sri Lanka (a)                           8.250       10/24/12         3,934,500
                                                                                                        ------------

               TURKEY - 2.95%
     USD      3,900,000  Republic of Turkey                                  9.000        6/30/11         4,348,500
                                                                                                        ------------

               URUGUAY - 1.23%
     USD      1,500,000  Republic of Uruguay                                 9.250        5/17/17         1,822,500
                                                                                                        ------------

               TOTAL FOREIGN SOVEREIGN BONDS
               (Cost $17,924,683)                                                                        17,441,184
                                                                                                        ------------

               TOTAL CORPORATE AND FOREIGN SOVEREIGN BONDS
               (Cost $135,439,134)                                                                      131,366,694
                                                                                                        ------------

                SHARES
             -------------

COMMON STOCKS - 8.01%

               CYPRUS - 0.15%
                 13,000  ProSafe SE                                                                         224,727
                                                                                                        ------------

               FRANCE - 0.79%
                  9,000  France Telecom S.A.                                                                282,665
                  3,100  Sanofi-Aventis                                                                     238,780
                  7,600  Total S.A.                                                                         638,535
                                                                                                        ------------
                                                                                                          1,159,980
                                                                                                        ------------

               GERMANY - 0.72%
                  2,900  Bayer AG                                                                           247,224
                  5,500  Deutsche Post AG                                                                   171,559
                 17,800  Deutsche Telekom AG                                                                319,628
                  1,500  RWE AG                                                                             172,541
                  1,300  Siemens AG                                                                         153,287
                                                                                                        ------------
                                                                                                          1,064,239
                                                                                                        ------------

                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

WORLDWIDE INCOME FUND
APRIL 30, 2008 (CONTINUED)
                                                                                                          VALUE
                SHARES                                                                                  (NOTE 3)
               --------                                                                               --------------
               ITALY - 0.48%
                  7,800  Eni SpA                                                                      $     300,360
                 70,000  Telecom Italia SpA                                                                 114,656
                 39,500  UniCredito Italiano SpA                                                            297,998
                                                                                                        ------------
                                                                                                            713,014
                                                                                                        ------------

               LUXEMBOURG - 0.20%
                 12,000  SES                                                                                294,076
                                                                                                        ------------

               NETHERLANDS - 0.35%
                 13,500  ING Groep N.V.                                                                     513,931
                                                                                                        ------------

               NEW ZEALAND - 0.32%
                157,778  Telecom Corp. of New Zealand, Ltd.                                                 466,546
                                                                                                        ------------

               SINGAPORE - 0.49%
                 46,000  Keppel Corp., Ltd.                                                                 348,826
                112,000  Singapore Press Holdings, Ltd.                                                     366,868
                                                                                                        ------------
                                                                                                            715,694
                                                                                                        ------------

               SWEDEN - 0.29%
                 17,500  Sandvik AB                                                                         269,039
                  6,500  Swedbank AB, Class A                                                               164,677
                                                                                                        ------------
                                                                                                            433,716
                                                                                                        ------------

               UNITED KINGDOM - 2.12%
                 24,600  Barclays plc                                                                       219,788
                  8,016  British American Tobacco plc                                                       300,865
                 30,000  BT Group plc                                                                       131,843
                 85,000  Electrocomponents plc                                                              312,598
                 36,000  GKN plc                                                                            202,134
                 33,200  Hiscox, Ltd.                                                                       168,152
                180,000  Kingston Communications plc                                                        171,690
                  9,800  National Express Group plc                                                         179,697
                 24,790  National Grid plc                                                                  343,529
                 50,000  Royal Bank of Scotland Group plc                                                   337,790
                200,000  Smiths News plc                                                                    402,998
                 51,000  Topps Tiles plc                                                                     96,755
                 83,500  Vodafone Group plc                                                                 264,104
                                                                                                        ------------
                                                                                                          3,131,943
                                                                                                        ------------

               UNITED STATES - 2.10%
                 19,400  Atmos Energy Corp.                                                                 536,992
                  9,804  Bank of America Corp.                                                              368,042
                    500  Bank of America Corp.                                                              549,000
                    217  Fairpoint Communications, Inc.                                                       1,998
                 10,020  H.J. Heinz Co.                                                                     471,241
                  9,708  Progress Energy, Inc.                                                              407,639
                  5,813  Reynolds American, Inc.                                                            313,030
                 11,537  Verizon Communications, Inc.                                                       443,944
                                                                                                        ------------
                                                                                                          3,091,886
                                                                                                        ------------
               TOTAL COMMON STOCK
               (Cost $12,494,062)                                                                         11,809,752
                                                                                                        ------------

                       See Notes to Financial Statements.


HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

WORLDWIDE INCOME FUND
APRIL 30, 2008 (CONTINUED)
                                                                                                          VALUE
                SHARES                                                                                  (NOTE 3)
               --------                                                                               --------------
               TOTAL LONG TERM INVESTMENTS
               (Cost $147,933,196)                                                                     $143,176,446
                                                                                                       -------------

SHORT TERM INVESTMENT - 0.19%
                281,564  Fidelity Institutional Treasury Portfolio                                          281,564
                                                                                                       -------------

               TOTAL SHORT TERM INVESTMENT
               (Cost $281,564)                                                                               281,564
                                                                                                       -------------

TOTAL INVESTMENTS - 97.25%
               (Cost $148,214,760)                                                                       143,458,010
                                                                                                       -------------

NET OTHER ASSETS AND LIABILITIES - 2.75%                                                                  4,050,248
                                                                                                       -------------

TOTAL NET ASSETS - 100.00%                                                                             $147,508,258
                                                                                                       -------------

(a) 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(b) Security is a floating rate bond where the interest rate is adjusted quarterly according to LIBOR interest rate changes.
(c) Maturity date is perpetual. Maturity date presented represents the next call date.


                       See Notes to Financial Statements.

HENDERSON GLOBAL FUNDS                                  PORTFOLIO OF INVESTMENTS
                                                        (UNAUDITED)

WORLDWIDE INCOME FUND
APRIL 30, 2008 (CONTINUED)

OTHER INFORMATION:


INDUSTRY CONCENTRATION AS          % OF NET
A PERCENTAGE OF NET ASSETS:          ASSETS
-----------------------------------------------
Banking                               14.56%
Sovereign                             13.33
Telecom - Integrated                   8.12
Insurance                              6.23
Media - Cable                          6.05
Chemicals                              4.85
Beverage                               4.42
Investments & Miscellaneous Finance    4.05
Packaging                              3.52
Energy                                 3.28
Gaming                                 2.70
Health Services                        2.65
Diversified Manufacturing              2.24
Telecom - Wireless                     2.10
Support services                       2.02
Building                               1.96
Special Purpose Vehicle                1.73
Telecommunications                     1.69
Apparel / Textiles                     1.67
Wholesale                              0.95
Paper                                  0.93
Cable TV                               0.78
Utility - integrated                   0.71
Steel production                       0.71
Food- Miscellaneous Diversified        0.55
Advertising services                   0.52
Mining                                 0.49
Tobacco                                0.42
Diversified Capital                    0.38
Software/Services                      0.36
Food - Diversified                     0.32
Media - Services                       0.32
Manufacturing                          0.32
Integrated energy                      0.28
Publishing - Newspapers                0.27
Media - Diversified                    0.27
Publishing                             0.25
Diversified Operations                 0.24
Oil - Integrated                       0.20
Pharmaceuticals                        0.16
Oil - Field Services                   0.15
Transportation                         0.12
Transport - Services                   0.12
Retail - Floor Coverings               0.07
                                 --------------
Long Term Investments                 97.06
Short Term Investment                  0.19
                                 --------------
Total Investments                     97.25
Net Other Assets and Liabilities       2.75
                                 --------------
                                     100.00%
                                 ==============


                       See Notes to Financial Statements.

HENDERSON WORLDWIDE INCOME FUND
NOTES TO PORTFOLIO OF INVESTMENTS

1. All percentages are based on the net assets of the Henderson Worldwide Income Fund (the "Fund") as of April 30, 2008.

2. Net unrealized depreciation of the Fund's investment securities was $4,756,750 of which $2,858,683 related to appreciated investment securities and $7,615,433 related to depreciated investment securities for the fiscal quarter ended April 30, 2008.

3. Securities traded on a recognized stock exchange or market are generally valued at the last reported sale price or at the official closing price. Listed securities for which no sale was reported on that date and other securities traded in the over-the-counter market are valued at the mean between the last bid and asked prices.

     Debt securities are valued at the last sales price or market value by independent pricing services approved by the Trustees of the Trust. If the pricing services are unable to provide valuations, the securities are valued at the mean between the last bid and asked prices or if no ask is available, then the last bid price obtained from one or more broker dealers. Such pricing services may use various pricing techniques, which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

     Short-term investments purchased with an original or remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

     If market quotations are not readily available, or if the investment adviser determines that a quotation of a security does not represent a fair value, then the security shall be valued at a fair value as determined in good faith using procedures approved by the Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund's shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

4. The Funds may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on their non-U.S. dollar denominated investment securities. When entering into forward foreign currency contracts, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. Forward foreign currency contracts are valued daily and the unrealized appreciation or depreciation is recorded. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the unrealized appreciation or depreciation. These risks arise from the possible inability of counterparties to meet the terms of their contracts and from unfavorable currency fluctuations. At April 30, 2008, the Fund had outstanding forward foreign currency contracts as follows:

                                                                      Unrealized
                           Value date  Local amount  Current value  appreciation
                           -----------------------------------------------------
     Euro short            5/27/2008     46,449,138   $ 45,441,591   $ 1,007,547
     British Pound short   5/27/2008     13,744,867     13,722,311        22,556
                                                                     -----------
                                                                     $ 1,030,103
                                                                     ===========

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal controls over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HENDERSON GLOBAL FUNDS



By:      /s/ Sean Dranfield
         --------------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    June 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:      /s/ Sean Dranfield
         --------------------------
         Sean Dranfield
         President (principal executive officer) of Henderson Global Funds

Date:    June 26, 2008



By:      /s/ Scott Volk
         --------------------------
         Scott Volk
         Treasurer (principal financial officer) of Henderson Global Funds

Date:    June 26, 2008